Note 5 - Other Balance Sheet Information - Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payroll and related expenses	$ 508	$ 241	$ 273
Accrued term loan final payment	569	421	197
Accrued clinical trial expense	8		654
Professional fees and other costs	395	195	34
Total accrued liabilities	$ 1,480	$ 857	$ 1,158